Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of current inventories [abstract]
Raw materials	$ 897.6	$ 865.6
Work in process	891.6	612.4
Spare parts	424.3	405.2
Finished goods	146.4	89.9
Held by third parties	108.7	82.3
Inventory in transit	91.1	85.2
Consumption materials	48.3	47.6
Used aircraft	46.0	102.0
Advances to suppliers	31.4	28.9
Loss on adjustment to market value	(7.7)	(17.2)
Loss due to obsolescence	(170.7)	(153.2)		$ (138.1)	$ (161.2)
Total	$ 2,507.0	$ 2,148.7	$ 2,496.4